Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets – NOL		$ 3,480,000	$ 2,250,000
Valuation allowance		(3,480,000)	(2,250,000)
Net deferred tax assets	$ 0	$ 0	$ 0